Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 853	$ 941
Receivables (Note 11)	5,390	5,398
Inventories (Note 12)	6,148	6,336
Prepaid expenses and other current assets	1,401	1,495
Current assets	13,792	14,170
Non-current assets
Goodwill (Note 14)	12,043	12,114
Other intangible assets (Note 14)	1,819	2,217
Other assets (Note 16)	884	1,051
TOTAL ASSETS	51,840	52,749
Property, plant and equipment including right of use assets	22,604	22,461
Investments accounted for using equity method and in subsidiaries joint ventures and associates	698	736
Current liabilities
Short-term debt (Note 17)	1,534	1,815
Current portion of long-term debt (Note 18)	1,037	512
Payables and accrued charges (Note 20)	9,118	9,467
Current portion of lease liabilities	356	327
Current liabilities	12,045	12,121
Non-current liabilities
Long-term debt (Note 18)	8,881	8,913
Lease liabilities - non-current	999	999
Deferred income tax liabilities (Note 8)	3,539	3,574
Pension and other post-retirement benefit liabilities (Note 21)	227	252
Asset retirement obligations and accrued environmental costs (Note 22)	1,543	1,489
Other non-current liabilities	164	200
TOTAL LIABILITIES	27,398	27,548
SHAREHOLDERS' EQUITY
Share capital (Note 23)	13,748	13,838
Contributed surplus	68	83
Accumulated other comprehensive loss	(515)	(296)
Retained earnings	11,106	11,531
TOTAL SHAREHOLDERS' EQUITY	24,442	25,201
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	51,840	52,749
Non-controlling interests	35	45
Equity attributable to owners of parent	$ 24,407	$ 25,156